Guarantee liabilities and risk assurance liabilities - Summary of Movement of Guarantee Liabilities (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Guarantee liabilities and risk assurance liabilities
Balance at beginning of the year	¥ 885,303	$ 128,357	¥ 11,697,633
Fair value of guarantee liabilities upon the inception of new loans			5,604,145
Collections	36,235,652	5,253,675	36,593,107
Change in fair value of guarantee liabilities	(37,120,955)	(5,382,032)	(53,009,582)
Balance at end of the year	¥ 0	$ 0	¥ 885,303